SCHEDULE 1 (CONDENSED STATEMENTS OF CASH FLOWS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,135,558	$ 4,069,844	$ 2,716,378
Adjustments to reconcile net income to net cash provided by operating activities:
Other payables and accrued expenses	73,209	744,552	$ 480,773
Due to shareholder	50,000	50,000
Net cash provided by (used in) operating activities	1,804,435	10,011,383	$ (8,767,390)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	$ (80,985)	$ 8,055,576	(32,982)
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased			(96,608)
Net cash provided by (used in) financing activities	$ (3,500,632)	$ (22,060,165)	8,159,102
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,777,182)	(3,993,206)	(641,270)
Effect of exchange rate changes on cash	1,322,324	3,135,892	1,069,773
Cash and cash equivalents at beginning of period	1,139,450	1,996,764	1,568,261
CASH AND CASH EQUIVALENTS AT END OF PERIOD	684,592	1,139,450	1,996,764
Ossen Innovation Co., Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	3,858,875	3,643,758	2,468,511
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(4,060,533)	(4,366,716)	$ (2,942,190)
Other payables and accrued expenses	156,249	645,810
Due to shareholder	50,000	50,000
Net cash provided by (used in) operating activities	$ 4,591	$ (27,148)	$ (473,679)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased			$ (96,608)
Net cash provided by (used in) financing activities			(96,608)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ 4,591	$ (27,148)	(570,287)
Effect of exchange rate changes on cash		(49)	1
Cash and cash equivalents at beginning of period	$ 19,171	46,368	616,654
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 23,762	$ 19,171	$ 46,368